Accrued expenses and other current liabilities (Narrative) (Details)	Dec. 31, 2018
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.80%
Maximum [Member] | Short-term Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.70%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.70%
Minimum [Member] | Short-term Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.50%